Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	$ 128,200	$ 209,516	$ 296,996
Investing activities:
Purchase of equipment and improvements	(132,779)	(75,667)	(88,840)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(232,106)	(22,232)	(8,517)
Other	2,865	13,822	17,994
Net cash used in continuing investing activities	(362,020)	(84,077)	(77,025)
Financing activities:
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of long-term debt	162,218	(14,369)	(17,402)
Net (repayments) borrowings of floor plan notes payable non-trade	211,223	67,032	(78,652)
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	216,278	(119,152)	(207,129)
Net cash from discontinued operations	26,314	(4,414)	(10,712)
Net change in cash and cash equivalents	8,772	1,873	2,130
Cash and cash equivalents, beginning of period	19,904	18,031	15,901
Cash and cash equivalents, end of period	28,676	19,904	18,031
Penske Automotive Group [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	(39,449)	133,059	42,525
Investing activities:
Purchase of equipment and improvements	(1,280)	(66)	(240)
Other		13,822	11,485
Net cash used in continuing investing activities	(1,280)	13,756	11,245
Financing activities:
Repayments under U.S. credit agreement term loan	(7,000)	(15,000)	(60,000)
Repurchase of 3.5% senior subordinated convertible notes	(87,278)	(156,604)	(51,424)
Net borrowings (repayments) of long-term debt	132,000		57,305
Net (repayments) borrowings of floor plan notes payable non-trade	65,892	25,000
Proceeds from exercises of options, including excess tax benefit	3,370	540	349
Repurchases of common stock	(44,263)	(751)
Dividends	(21,992)
Net cash from (used in) continuing financing activities	40,729	(146,815)	(53,770)
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	190,907	39,257	80,036
Investing activities:
Purchase of equipment and improvements	(81,361)	(52,325)	(64,947)
Proceeds from sale-leaseback transactions			2,338
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(230,426)	(22,232)	(597)
Other			(206)
Net cash used in continuing investing activities	(311,787)	(74,557)	(63,412)
Financing activities:
Net borrowings (repayments) of long-term debt	54,494	(8,757)	(126)
Net (repayments) borrowings of floor plan notes payable non-trade	42,055	47,387	(7,461)
Distributions from (to) parent	6,139	1,365	317
Net cash from (used in) continuing financing activities	102,688	39,995	(7,270)
Net cash from discontinued operations	30,030	(1,415)	(11,980)
Net change in cash and cash equivalents	11,838	3,280	(2,626)
Cash and cash equivalents, beginning of period	15,411	12,131	14,757
Cash and cash equivalents, end of period	27,249	15,411	12,131
Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Net cash from continuing operating activities	(23,258)	37,200	174,435
Investing activities:
Purchase of equipment and improvements	(50,138)	(23,276)	(23,653)
Dealership acquisitions net, including repayment of sellers' floor plan notes payable of $54,453, $9,883 and $2,884, respectively	(1,680)		(7,920)
Other	2,865		6,715
Net cash used in continuing investing activities	(48,953)	(23,276)	(24,858)
Financing activities:
Net borrowings (repayments) of long-term debt	(24,276)	(5,612)	(74,581)
Net (repayments) borrowings of floor plan notes payable non-trade	103,276	(5,355)	(71,191)
Distributions from (to) parent	(6,139)	(1,365)	(317)
Net cash from (used in) continuing financing activities	72,861	(12,332)	(146,089)
Net cash from discontinued operations	(3,716)	(2,999)	1,268
Net change in cash and cash equivalents	(3,066)	(1,407)	4,756
Cash and cash equivalents, beginning of period	4,493	5,900	1,144
Cash and cash equivalents, end of period	$ 1,427	$ 4,493	$ 5,900